UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (1.7%)
Biotechnology
Editas Medicine, Inc. (a)	41,324	$589,693
Intellia Therapeutics, Inc. (a)	3,542	55,787
Sorrento Therapeutics, Inc. (a)	123,597	648,884
Total Biotechnology		1,294,364

Health Care Technology
NantHealth, Inc. (a)	113,205	1,305,254
Total Health Care Technology		1,305,254

TOTAL COMMON STOCKS (Cost $3,206,062)		$2,599,618

EXCHANGE TRADED FUNDS (5.4%)
CurrencyShares Japanese Yen ETF (a)	31,245	2,632,704
iShares iBoxx High Yield Corporate Bond ETF	23,599	2,021,254
iShares JPMorgan Emerging Markets Bond ETF	12,408	1,356,318
iShares Nasdaq Biotechnology ETF (a)	1,719	471,126
PowerShares DB Multi-Sector Commodity Trust (a)	37,646	572,596
PowerShares QQQ Trust	6,649	781,258
United States Oil Fund LP (a)	29,226	319,440
TOTAL EXCHANGE TRADED FUNDS (Cost $8,527,199)		$8,154,696

OPTIONS PURCHASED (3.0%) (a)
	Contracts
Call Options Purchased (0.7%)
S&P 500 Index, Expires December 30, 2016 at $2,240.00	800	700,000
S&P 500 Index, Expires December 30, 2016 at $2,290.00	800	108,000
SPX Volatility Index, Expires December 21, 2016 at $19.00	5,000	237,500
Total Call Options Purchased (Premiums paid $1,004,360)		1,045,500

Put Options Purchased (1.0%)
S&P 500 Index, Expires January 20, 2017 at $2,100.00	1,000	1,410,000
SPDR Gold Trust, Expires December 16, 2016 at $99.00	450	4,050
SPDR Gold Trust, Expires December 16, 2016 at $109.50	1,800	158,400
Total Put Options Purchased (Premiums paid $2,344,450)		1,572,450

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

	Notional		Value
Over the Counter Options Purchased (1.2%)
EuroStoxx 50 Index & EUR/USD, Dual Digital, Expires January 20, 2017 (b)	1,400,000	EUR	$241,858
United States Oil Fund LP, Double No Touch, Expires January 20, 2017 (c)	300,000	USD	52,590
USD Call / EUR Put, European Digital, Expires December 16, 2016 at 1.04 (d)	1,000,000	EUR	374,869

	Contracts
Standard and Poor's 500 Index Put,
Maximum Maturity April 21, 2017 at $2,103.00 (e)	19,020		1,110,224
Total Over the Counter Options Purchased (Premiums paid $3,111,068)			1,779,541

	Notional
Currency Options (0.1%)
USD Call / SAR Put, Expires February 24, 2017 at 3.80 SAR (f)	50,000,000	USD	152,950
Total Currency Options (Premiums paid $231,500)			152,950

TOTAL OPTIONS PURCHASED (Premiums paid $6,691,378)			$4,550,441

	Shares
SHORT-TERM INVESTMENT (47.4%)
Fidelity Institutional Money Market Portfolio - Class I, 0.28% (g)	58,977,286		58,977,286
STIT Liquid Assets Portfolio - Institutional Class, 0.29% (g) (h)	12,468,687		12,468,687
TOTAL SHORT-TERM INVESTMENT (Cost $71,445,973)			$71,445,973

TOTAL INVESTMENTS (57.5%) (Cost $89,870,612)			$86,750,728

OTHER ASSETS IN EXCESS OF LIABILITIES (42.5%)			64,126,784
TOTAL NET ASSETS (100.0%)			$150,877,512

(a) Non-income producing security.

(b) Payment from counterparty is received if the EUR/USD exchange rate remains below 1.0465 and the EuroStoxx 50 Index price, denominated in EUR, remains below 2,905.3056 through January 20, 2017. Morgan Stanley is the counterparty.

(c) Payment from counterparty is received if the trading price of United States Oil Fund LP remains below $11.50 and above $8.50 through January 20, 2017. Citigroup is the counterparty.

(d) Payment from counterparty is received if the EUR/USD exchange rate reaches 1.04 by December 16, 2016.
Citigroup is the counterparty.

(e) Represents one leg of a put spread on the S&P 500 Index (see written options). Bank of America Merrill Lynch is the counterparty.

(f) Morgan Stanley is the counterparty.

(g) Rate quoted is seven-day yield at period end. See Note 7.

(h) Position held in the Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

	Shares		Value
SECURITIES SOLD SHORT (-10.9%)

EXCHANGE TRADED FUNDS (-10.9%)
CurrencyShares Euro Trust (a)	(70,000)		$(7,208,600)
iShares MSCI EAFE ETF	(300)		(17,037)
ProShares Ultra VIX Short-Term Futures (a)	(186,237)		(1,974,112)
SPDR Gold Trust (a)	(35,000)		(3,911,250)
VelocityShares Daily Inverse VIX Short-Term Futures ETN (a)	(76,418)		(3,325,711)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,699,416)			(16,436,710)

TOTAL SECURITIES SOLD SHORT (Proceeds $16,699,416)			$(16,436,710)

	Contracts
WRITTEN OPTIONS (-2.7%)

Call Options Written (-0.5%)
S&P 500 Index, Expires December 30, 2016 at $2,265.00	(1,600)		(552,000)
SPX Volatility Index, Expires January 18, 2017 at $27.00	(5,000)		(250,000)
Total Call Options Written (Premiums received $782,250)			(802,000)

Put Options Written (-1.3%)
S&P 500 Index, Expires March 17, 2017 at $1,850.00	(2,000)		(1,940,000)
SPDR Gold Trust, Expires December 16, 2016 at $104.00	(2,250)		(49,500)
Total Call Options Written (Premiums received $2,429,500)			(1,989,500)

Over the Counter Options Written (-0.6%)
Standard and Poor's 500 Index Mileage Put,
Maximum Maturity April 21, 2017 at $2,103.00 * (b)	(19,020)		(940,885)
Total Over the Counter Options Written (Premiums received $2,520,000)			(940,885)

	Notional
Currency Options Written (-0.3%)
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR (c)	(50,000,000)	USD	(421,750)
Total Currency Options Written (Premiums received $972,250)			(421,750)

TOTAL WRITTEN OPTIONS (Premiums received $6,704,000)			$(4,154,135)

* Illiquid security

(a) Non-income producing security.

(b) Represents one leg of a put spread on the S&P 500 Index (see purchased options). The written option leg includes a volatility limit. Bank of America Merrill Lynch is the counterparty.

(c) Morgan Stanley is the counterparty of the written options on currency.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.8%)

Counterparty	Settlement Date	Currency Delivered	Fx Currency Value ($) Nov. 30, 2016	Currency Received	Value ($) Nov. 30, 2016	Unrealized Appreciation / (Depreciation)
MS	December 14, 2016	19,056,100 SGD	$13,298,631	14,000,000 USD	$14,000,000	$701,369
MS	December 21, 2016	485,325,000 TWD	15,228,707	15,000,000 USD	15,000,000	(228,707)
MS	January 25, 2017	58,316,300 CNH	8,326,148	8,548,897 USD	8,548,897	222,749
MS	February 3, 2017	13,900,473 NZD	9,819,527	9,940,228 USD	9,940,228	120,701
CITI	February 14, 2017	7,000,000 USD	7,000,000	94,080,000,000 IDR	6,873,432	(126,568)
CITI	February 15, 2017	7,000,000 EUR	7,448,737	535,710,000 INR	7,802,721	353,984
MS	March 14, 2017	251,840,000 TWD	7,905,252	8,000,000 USD	8,000,000	94,748
MS	April 28, 2017	219,555,000 TWD	6,887,388	7,000,000 USD	7,000,000	112,612

TOTAL FORWARD CURRENCY CONTRACTS						$1,250,888

Counterparty abbreviations:
CITI − Citigroup

MS - Morgan Stanley

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid / (Received) by the Fund	Termination Date	Notional Amount	Up Front Premium Paid / (Received)	Fair Value	Unrealized Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	9/20/2017	$23,750,000	$138,088	$(145,207)	$(283,295)
BAML	Sell **	BRAZIL	(1.00%)	9/20/2018	(17,250,000)	(317,190)	17,158	334,348
BAML	Buy	BRAZIL	1.00%	9/20/2020	2,500,000	189,955	100,143	(89,812)
BAML	Buy	EM	1.00%	6/20/2021	20,000,000	1,379,022	1,486,800	107,778
MS	Buy	S KOREA	1.00%	9/20/2020	10,000,000	(148,388)	(258,818)	(110,430)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$1,241,487	$1,200,076	$(41,411)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity (a)	Rate Paid by the Fund	Termination Date	Notional Amount		Unrealized Gain / (Loss)
BAML	MLBX3MSE (b)	0.87%	2/28/2017	$5,101,849		$-
BAML	MLBX4SX6 (b)	2.20%	2/28/2017	8,766,174		-
BAML	MLBX73C0 (b)	1.75%	2/28/2017	45,087,069		-
BAML	MLBX73CD (b)	1.96%	2/28/2017	11,002,788		-
BAML	MLBXWCMR (b)	-	3/1/2017	4,603,152		-
BAML	MLCICOTE (b)	-	3/1/2017	4,544,266		-
BAML	MLCIKSAL (b)	0.75%	3/1/2017	8,626,336		-
BAML	MLCIKSPL (b)	0.60%	3/1/2017	5,306,159		-
BAML	MLEISVGL	1.10%	11/17/2017	5,099,794		(39,582)
BAML	MLEISVSO	1.50%	5/19/2017	3,873,767		(191,816)
BAML	MLEISVWM	1.40%	11/17/2017	5,025,002		23,475
BAML	MLEISVXE	0.60%	9/15/2017	6,751,290		(9,643)
BAML	MLEISWSP	1.20%	11/17/2017	11,009,641		20,374
BAML	SPXS12017 *	-	1/20/2017	300,000	(c)	265,175
BAML	XLFS12017 *	-	1/20/2017	120,000	(c)	268,210
CITI	CIXBLN10 (b)	2.60%	7/17/2017	28,927,707		229,330
CITI	SX5EURGBPSWP *	-	12/15/2017	50,000 (EUR)	(c)	633,938
CITI	SX5EURUSDSWP *	-	12/15/2017	50,000 (EUR)	(c)	509,958
CITI	USOVARSWAP *	-	1/20/2017	20,000	(c)	70,029
CITI	XLFS11918 *	-	1/19/2018	350,000	(c)	456,781
MS	EURVOLSWAP	-	1/13/2017	300,000	(c)	(131,719)
MS	MSUSHLTH	0.80% + 3 Month LIBOR	12/8/2017	4,938,480		244,096
MS	MSUSMRP8	0.40%	11/3/2017	21,798,773		(1,035,180)
MS	SX5EURGBPSWP *	-	12/15/2017	105,000 (EUR)	(c)	3,073,910
MS	SX5EURJPYSWP *	-	12/16/2016	50,000 (EUR)	(c)	3,144,430
MS	SX5EURUSDSWP *	-	12/15/2017	50,000 (EUR)	(c)	641,520
MS	SX5VARREPSWP *	-	12/21/2018	320,000 (EUR)	(c)	612,413
SG	SGBVWEPH	0.38%	2/9/2017	36,881,556		(822,510)
SG	SGI US Gravity Index	0.50%	10/24/2017	14,000,000		(68,069)
SG	SGI Wildcat Top MLP Index	0.40% + 3 Month LIBOR	2/6/2017	7,000,000		(169,742)
SG	SX5EVOLSWP *	-	12/16/2016	125,000 (EUR)	(c)	308,098
SG	Wildcat Ludician 2 USD ER Index	0.50%	4/28/2017	8,500,000		-

TOTAL OF TOTAL RETURN SWAP CONTRACTS						$8,033,476

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch
CITI − Citigroup
MS − Morgan Stanley
SG − Societe Generale

* Illiquid security

** As a seller of credit protection, the Fund would be required to compensate the protection buyer if the reference entity had a credit event. The notional amount of the swap represents the maximum amount the Fund could be required to pay. Credit events include bankruptcy, failure to pay, default, or restructuring.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

(a) The following is a description of each reference entity:

BRAZIL - Federative Republic of Brazil 4.25% January 7, 2025

EM - CDX EM 25 - CDX Emerging Markets S25 1.00% June 20, 2021

S KOREA - Republic of Korea 7.125% April 16, 2019

MLBX3MSE, MLBX4SX6, MLBX73C0, MLBX73CD, MLBXWCMR, MLCICOTE, MLCIKSAL, MLCIKSPL - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

MLEISVGL - Merrill Lynch Short Synthetic Variance Index - GL trades SPDR Gold Trust variance.

MLEISVSO - Merrill Lynch Short Synthetic Variance Index - SO trades United States Oil Fund LP variance.

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - WM trades iShares Russell 2000 ETF variance.

MLEISVXE - Merrill Lynch Short Synthetic Variance Index - XE trades CurrencyShares Euro Trust variance.

MLEISWSP - Merrill Lynch Short Synthetic Variance Index - WSP trades SPDR S&P 500 ETF variance.

SPXS12017 is a custom dispersion swap on the S&P 500 Index (SPX).

XLFS12017 is a dispersion swap on Financial Select Sector SPDR.

CIXBLN10 Index trades commodity futures on a relative value basis across agriculture, energy, industrial metals, precious metals, and livestock.

SX5EURGBPSWP is a correlation swap between the EURO STOXX 50 Price EUR Index (SX5E) and the Euro/GBP Currency Exchange Rate (EURGBP).

SX5EURUSDSWP is a correlation swap between the EURO STOXX 50 Price EUR Index (SX5E) and the Euro/US Dollar Currency Exchange Rate (EURUSD).

USOVARSWAP is a variance swap on the United States Oil Fund LP.

XLFS11918 is a dispersion swap on the Financial Select Sector SPDR.

EURVOLSWP is a volatility swap on the Euro/US Dollar Currency Exchange Rate (EURUSD).

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.

MSUSMRP8 seeks to trade ETFs and ETNs versus their constituents on a relative value basis.

SX5EURJPYSWP is a correlation swap between the EURO STOXX 50 Price EUR Index (SX5E) and the Euro/Yen Currency Exchange Rate (EURJPY).

SX5VARREPSWP trades SX5E variance versus a basket for SX5E options.

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index EUR on a market neutral basis.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

SX5EVOLSWP is a dispersion swap on the EURO STOXX 50 Price EUR Index (SX5E).

Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX index futures.

(b) Positions held in Subsidiary. See Notes.

(c) Vega Notional.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2016 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at November 30, 2016, were $23,930,077, which represented 15.86% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1
 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in mileage/timer options. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The main difference between a mileage/timer option and a vanilla option is that the option has a variable expiry based on the accrued realized volatility of the underlying reference position. Quotes from a pricing service are used to estimate the implied volatility levels as an input to calculate the fair value of these positions. A 1% change in the implied volatility could change the value by up to 8.7%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Credit Default Swaps (CDS) are valued by independent pricing services using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes dispersion investments using volatility and variance swaps. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 88.4%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 10.3%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of November 30, 2016:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$2,599,618	$-	$-	$2,599,618
Exchange Traded Funds	8,154,696	-	-	8,154,696
Options Purchased	-	4,550,441	-	4,550,441
Short-Term Investment	71,445,973	-	-	71,445,973
Total Assets	82,200,287	4,550,441	-	86,750,728

Liabilities
Securities Sold Short	(16,436,710)	-	-	(16,436,710)
Total	$65,763,577	$4,550,441	$-	$70,314,018

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments*
Written Options	$-	$(3,213,250)	$(940,885)	$(4,154,135)
Forward Currency Contracts	-	1,250,888	-	1,250,888
Credit Default Swaps	-	(41,411)	-	(41,411)
Total Return Swaps	-	(1,819,267)	9,852,743	8,033,476
Total	$-	$(3,823,040)	$8,911,858	$5,088,818

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while credit default swap contracts and written options are valued at fair value.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. Please refer to the Consolidated Schedule of Investments for further classification.

	Written Options	Total Return Swaps
Balance at August 31, 2016	$(1,568,276)	$5,795,325
Purchased (Received)	-	-
Realized Gain (Loss)	-	-
Amortization	-	-
Change in Unrealized Appreciation / Depreciation	627,391	4,057,418
(Sale) Cover	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Balance at November 30, 2016	$(940,885)	$9,852,743

Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By:  /s/ Christopher E. Kashmerick
 Christopher E. Kashmerick, President and Principal Executive Officer

Date  January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Russell B. Simon
 Russell B. Simon, Treasurer and Principal Financial Officer

Date  January 30, 2017